Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000249324
Shareholder Report [Line Items]
Fund Name	Intermediate Municipal Income ETF
Trading Symbol	TAXE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Municipal Income ETF (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Municipal Income ETF	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 156,723,000
Holdings Count | Holding	498
InvestmentCompanyPortfolioTurnover	39.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$156,723 Number of Portfolio Holdings498 Portfolio Turnover Rate39.9%
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
New York	11.8%
Texas	10.1
Puerto Rico	5.5
Colorado	4.7
Virginia	4.4
Maryland	4.4
Arizona	4.2
California	4.2
Alabama	4.2
Other	46.5

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	20.3%
Transportation	19.0
Housing	11.3
General Obligations - State	9.6
Special Tax	9.2
Education	7.9
Electric	4.1
Industrial & Pollution Control	4.0
General Obligations - Local	3.2
Other	11.4

Material Fund Change [Text Block]